EMPLOYEE BENEFITS - FIVE HIGHEST PAID INDIVIDUALS - Narratives (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) Individual	Dec. 31, 2020 CNY (¥) Individual	Dec. 31, 2019 Individual
Disclosure of highest paid [line items]
Remuneration paid as inducement | ¥	¥ 0	¥ 0
Director [Member]
Disclosure of highest paid [line items]
Number of key management personnel | Individual	1	1	1
Senior executives [member]
Disclosure of highest paid [line items]
Number of key management personnel | Individual	4	4	4
Supervisor [member]
Disclosure of highest paid [line items]
Number of key management personnel | Individual	0	0	0
Minimum [member]
Disclosure of highest paid [line items]
Emolument amount | ¥	¥ 0	¥ 0
Maximum [member]
Disclosure of highest paid [line items]
Emolument amount | ¥	¥ 611,000	¥ 512,000